Note 3 - Future operations (Details Narrative) (EUR €)	Oct. 01, 2010 Y sqm M
Notes to Financial Statements
Land available for photovoltaic park	150,000
Number of months from MOU to complete feasibility study	12
Payment on execution MOU, Euros	€ 100
Total remaining payments, Euros	€ 100,000
Number of years, payments	10
Number of months after signing MOU payments commence	12
Royalty on net revenues	5.00%
Amended term for commence payments and complete study, months	24